U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:

   Advanced Series Trust
   655 Broad Street
   17th Floor
   Newark, New Jersey 07102-4077

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.  Investment Company Act File Number: 811-05186

    Securities Act File Number:   33-24962

4.  (a)  Last day of fiscal year for which this Form is filed: 12/31/2016

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [   ]

    (c)  Check box if this is the last time the issuer will be filing this
    form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $22,949,993

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $13,972,627

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $227,449,910

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                              $241,422,537

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:        $ 0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $(218,472,544)

    (vii) Multiplier for determining registration fee:    x .0001159

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
    deducted here: 0.         If there is a number of shares or other
    units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          $ 0

9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:   N/A

    CIK Number designated to receive payment:

    Method of Delivery:

    [ ]   Wire Transfer
    [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/M. Sadiq Peshimam
        M. Sadiq Peshimam
        Treasurer and Principal Financial and Accounting Officer


Date:   March 31, 2017





Item 5(iv) includes aggregate credits for net redemptions
during fiscal years 2002 through 2015, for which the Fund
completed the 24f-2 filings but erroneously excluded the
unmanaged separate accounts that are not registered under
the Securities Act of 1933.   Please see below.

2002 24F-2 credits:        $     (15,843,436)
 2003 Securities sold 5(i) $      52,292,683
 Securities redeemed 5(ii) $     (53,852,670)
 Net:                      $      (1,559,987)


2003 24F-2 credits:        $     (17,403,423)
 2004 Securities sold 5(i) $      44,511,392
 Securities redeemed 5(ii) $     (80,900,497)
 Net:                      $     (36,389,105)


2004 24F-2 credits:         $     (53,792,528)
 2005 Securities sold 5(i)  $      72,216,919
 Securities redeemed 5(ii)  $    (109,877,291)
 Net:                       $     (37,660,372)


2005 24F-2 credits:         $    (91,452,900)
 2006 Securities sold 5(i)  $     72,082,758
 Securities redeemed 5(ii)  $   (127,409,926)
 Net:                       $    (55,327,168)


2006 24F-2 credits:         $   (146,780,068)
 2007 Securities sold 5(i)  $     74,601,346
 Securities redeemed 5(ii)  $   (115,115,823)
 Net:                       $    (40,514,477)


2007 24F-2 credits:         $    (187,294,545)
 2008 Securities sold 5(i)  $      25,891,505
 Securities redeemed 5(ii)  $     (35,369,970)
 Net:                       $      (9,478,465)


2008 24F-2 credits:        $   (196,773,010)
 2009 Securities sold 5(i) $     21,224,804
 Securities redeemed 5(ii) $    (20,043,714)
 Net:                      $      1,181,090


2009 24F-2 credits:        $   (195,591,920)
 2010 Securities sold 5(i) $      31,912,485
 Securities redeemed 5(ii) $     (27,811,790)
 Net:                      $       4,100,695


2010 24F-2 credits:        $   (191,491,225)
 2011 Securities sold 5(i) $     28,345,784
 Securities redeemed 5(ii) $    (31,264,677)
 Net:                      $     (2,918,893)


2011 24F-2 credits:        $   (194,410,118)
 2012 Securities sold 5(i) $     31,966,662
 Securities redeemed 5(ii) $    (51,157,131)
 Net:                      $    (19,190,469)


2012 24F-2 credits:        $   (213,600,587)
 2013 Securities sold 5(i) $     17,764,242
 Securities redeemed 5(ii) $    (36,108,388)
 Net:                      $    (18,344,146)


2013 24F-2 credits:        $   (231,944,733)
 2014Securities sold 5(i)  $     39,907,787
 Securities redeemed 5(ii) $    (41,721,083)
 Net:                      $     (1,813,296)


2014 24F-2 credits:        $   (233,758,029)
 2015 Securities sold 5(i) $     36,871,801
 Securities redeemed 5(ii) $    (30,563,682)
 Net:                      $      6,308,119


2015 24F-2 credits:        $   (227,449,910)